COMMON STOCK OPTIONS AND WARRANTS (Details - Schedule of Options Activity) - Share-Based Payment Arrangement, Option [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding at the beginning of the year	451,898	163,010
Outstanding at the beginning of the year	$ 5.06	$ 14.00
Outstanding	4 years 2 months 12 days	4 years 4 months 24 days	3 years 4 months 24 days
Granted	20,000	450,290
Granted	$ 4.32	$ 5.06
Granted	4 years	4 years 4 months 24 days
Forfeited		(161,402)
Forfeited		$ 14.00
Outstanding at end of period	431,266	451,898	163,010
Outstanding at end of period	$ 4.98	$ 5.06	$ 14.00
Outstanding	$ 197,506	$ 7,200
Exercisable at end of period	312,310	212,832
Exercisable at end of period	$ 5.25	$ 5.76
Exercisable	3 years 4 months 24 days	4 years 2 months 12 days
Exercisable
Cancelled/Forfeited	(40,632)
Cancelled/Forfeited	$ 14.00
Outstanding	3 years 4 months 24 days